Condensed Financial Information of the Parent Company - Additional Information (Details)	12 Months Ended
Dec. 31, 2022
Subsidiaries
Condensed Financial Statements Captions [Line Items]
Restricted net assets as percentage of consolidated and unconsolidated subsidiaries	25.00%